Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2014	2013
Project-related provisions	$118,536	$85,039
Dividend payable(1)	24,291	20,812
Derivative instruments(2)	15,422	14,312
Acquisition-related liabilities(3)	15,397	—
Other	248,645	202,376

	$422,291	$322,539

(1)	The amounts payable as a result of the July 29, 2014 and the July 31, 2013 dividend declarations. Please see Note 20 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. Please see Note 6 to the consolidated financial statements.
(3)	Classified as a Level 3 liability. Please see Note 4 to the consolidated financial statements.